Investments Available-for-sale Securities (Details) $ in Thousands		Dec. 31, 2016 USD ($) security		Dec. 31, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis		$ 26,828		$ 32,207
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax		1,691		882
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax		1,037	[1]	139
Available-for-sale securities		27,482		$ 32,950
Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investment, Ownership Percentage				45.00%
Convertible debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis		8,453		$ 9,234
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax		1,691		882
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax		106		0
Available-for-sale securities		10,038		10,116
Redeemable preferred shares [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis		18,375		22,973
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax		0		0
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax		931	[1]	139
Available-for-sale securities		17,444		$ 22,834
Loss Position Greater than 1 Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	[1]	$ 100
Number of Securities in Loss Position | security		1

[1]	(1)As of December 31, 2016, available-for-sale securities with an unrealized loss have been in a loss position for less than 12 months, except for one security in a loss position of $0.1 million. As of December 31, 2015, available-for-sale securities with an unrealized loss had been in a loss position for less than 12 months.